Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2021 and December 31, 2020 are as follows:

	Balance as of Mach 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	53,590	54,219
Down payments from clients	670	416
Other accounts payable	36,887	37,922
Total	91,147	92,557